united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 88.2%
	COUNTRY FUNDS - 39.7%
33,866	Global X MSCI Argentina ETF (a)	$1,195,808
40,136	iShares MSCI Austria ETF	988,951
97,072	iShares MSCI Germany ETF	3,205,317
26,264	iShares MSCI South Korea ETF (a)	1,967,962
21,137	iShares MSCI Thailand ETF (a)	1,955,173
55,763	WisdomTree Japan Hedged Equity Fund (a)	3,308,419
36,662	WisdomTree Japan SmallCap Dividend Fund (a)	2,948,725
60,631	Xtrackers Harvest CSI 300 China A-Shares ETF (a)	1,881,380
		17,451,735
	LARGE-CAP INDEX FUNDS - 20.7%
36,341	iShares Edge MSCI USA Momentum Factor ETF (a)	3,747,847
23,790	iShares Edge MSCI USA Quality Factor ETF (a)	1,972,191
80,027	PowerShares S&P 500 High Beta Port ETF (a)	3,400,347
		9,120,385
	MID-CAP INDEX FUNDS - 5.3%
17,641	Vanguard S&P Mid-Cap 400 Growth ETF	2,347,664

	SECTOR FUNDS - 22.5%
7,088	Amplify Online Retail ETF *	289,757
7,546	First Trust Dow Jones Internet Index Fund *(a)	829,154
8,189	Global X Lithium & Battery Tech ETF (a)	317,406
20,908	Guggenheim Solar ETF (a)	525,418
29,706	iShares MSCI Frontier 100 ETF	983,863
5,341	iShares PHLX Semiconductor ETF (a)	906,955
3,305	iShares U.S. Aerospace & Defense ETF	621,704
15,083	iShares U.S. Broker-Dealers & Securities Exchange ETF(a)	946,760
28,344	iShares U.S. Home Construction ETF (a)	1,239,200
9,789	SPDR S&P Homebuilders ETF (a)	433,261
6,555	SPDR S&P Retail ETF	296,155
13,987	Vanguard Financials ETF (a)	979,649
9,168	Vanguard Information Technology ETF	1,510,245
		9,879,527

	TOTAL EXCHANGE TRADED FUNDS (Cost - $37,004,147)	38,799,311

	MUTUAL FUNDS - 2.5%
	ASSET ALLOCATION - 2.5%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	1,101,379
	TOTAL MUTUAL FUNDS (Cost - $5,361,020)

	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUND - 8.4%
3,691,699	Milestone Treasury Obligations Fund, Institutional Class, 1.12% +	3,691,699
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,691,699)

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COLLATERAL FOR SECURITIES LOANED- 34.3%
15,090,625	Dreyfus Government Cash Management - Institutional Shares, 1.43% + (b)	$15,090,625
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $15,090,625)	15,090,625

	TOTAL INVESTMENTS - 133.4% (Cost - $61,147,491) (c)	$58,683,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.4) %	(14,687,090)
	NET ASSETS - 100.0%	$43,995,924

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $14,787,920 at December 31, 2017.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $94,135.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $61,170,386.
and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$1,876,593
	Unrealized depreciation:	(4,363,965)
	Net unrealized depreciation:	$(2,487,372)

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal Amount ($)		Coupon Rate (%)		Maturity	Value
	MUNICIPAL BONDS & NOTES - 92.9%
	ALASKA - 1.8%
1,000,000	City of Valdez, Alaska	1.800		10/1/2025	$1,000,000

	COLORADO - 7.0%
2,000,000	Colorado Housing & Finance Authority	1.700		11/1/2021	2,000,000
2,000,000	Tender Option Bond Trust Receipts/Certificates - 144A	0.000		10/29/2027	2,000,000
					4,000,000
	CONNECTICUT - 3.5%
2,000,000	Capital City Economic Development Authority	2.150		6/15/2034	2,000,000

	ILLINOIS - 10.1%
2,000,000	Chicago O'Hare International Airport	1.700		1/1/2035	2,000,000
40,000	City of Chicago, IL	5.000		1/1/2019	40,105
600,000	Cook County Community College District No 508	5.125		12/1/2038	626,529
2,160,000	State of Illinois	3.250		11/1/2026	2,026,069
1,000,000	State of Illinois	4.250		6/15/2030	1,045,340
					5,738,043
	MISSISSIPPI - 7.1%
1,535,000	County of Perry, MS - 144A	1.780		2/1/2022	1,535,000
2,500,000	Mississippi Business Finance Corp.	1.800		12/1/2030	2,500,000
					4,035,000
	NORTH CAROLINA - 2.5%
1,400,000	City of Greensboro, NC	1.730		2/1/2028	1,400,000

	NEW JERSEY - 9.5%
850,000	New Jersey Transportation Trust Fund Authority	5.000		6/15/2024	863,128
1,190,000	New Jersey Transportation Trust Fund Authority	5.125		6/15/2029	1,279,149
2,880,000	New Jersey Turnpike Authority	5.000		1/1/2045	3,297,658
					5,439,935
	NEW YORK - 9.7%
1,860,000	City of New York, NY	1.730		8/1/2034	1,860,000
1,205,000	New York City Industrial Development Agency	1.730		5/1/2033	1,205,000
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	1.500		2/1/2045	2,500,000
					5,565,000
	OREGON - 0.2%
120,000	Tri-County Metropolitan Transportation District of Oregon	5.000		11/1/2018	120,335

	PENNSYLVANIA - 16.1%
3,150,000	Pennsylvania Turnpike Commission	5.000		12/1/2041	3,627,823
1,360,000	Philadelphia Gas Works Co.	5.250		8/1/2040	1,458,070
1,750,000	Pittsburgh Water & Sewer Authority	1.891		9/1/2018	1,748,836
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **	1.735		9/1/2040	498,740
1,880,000	Tender Option Bond Trust Receipts - 144A	0.000		7/1/2047	1,880,000
					9,213,469
	TENNESSEE - 3.5%
2,000,000	Clarksville Public Building Authority	2.000		2/1/2038	2,000,000

	TEXAS - 21.9%
5,850,000	Texas Water Development Board	4.000		10/15/2032	6,515,818
2,900,000	Texas Water Development Board	4.000		10/15/2033	3,219,507
300,000	West Travis County Public Utility Agency	4.000		8/15/2032	329,098
2,200,000	West Travis County Public Utility Agency	4.000		8/15/2033	2,403,709
					12,468,132

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $52,550,528)				52,979,914

Contracts ^		Strike Price	Expiration	Notional Amount
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
100	10-Year U. S. Treasury Note Futures	$129.50	March-18	$12,950,000	3,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,250)

	PUT OPTIONS PURCHASED - 0.0%
35	U.S. Treasury Long Bond Futures	146.00	March-18	5,110,000	6,563
20	U.S. Treasury Long Bond Futures	147.00	March-18	2,940,000	5,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $15,079)				11,563

	TOTAL OPTIONS PURCHASED (Cost - $21,329)				14,688

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares				Value

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
1,524,042	Dreyfus Government Cash Management - Institutional Shares, 1.43% + (b)			$1,523,890
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,524,021)

	TOTAL INVESTMENTS - 95.6% (Cost - $54,095,878) (a)			$54,518,492
	OTHER ASSETS LESS LIABILITIES - 4.4%			2,539,167
	NET ASSETS - 100.0%			$57,057,659

LIBOR - London Interbank Offered Rate
* Non-income producing.
** Variable rate security. Interest rate is as of December 31, 2017.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $5,415,000 or 9.5% of net assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $54,428,345 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:		$470,516
	Unrealized depreciation:			(380,369)
		Net unrealized appreciation:		$90,147

FUTURES CONTRACTS
Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at December 31, 2017	Unrealized Appreciation (Depreciation)
96	Fixed Rate 10-Year Interest Rate Swaps	March-18	$9,430,080	$(8,586)
48	10-Year U. S. Treasury Note Futures	March-18	5,954,400	30,062
26	U.S. Treasury Long Bond Futures	March-18	3,978,000	(187)
	TOTAL FUTURES CONTRACTS			$21,289

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 14.5%
	CALL OPTIONS PURCHASED - 2.9%
3,000	iPath S&P 500 VIX Short-Term Futures ETN	$27.50	January-18	$8,250,000	$330,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $347,845)

	PUT OPTIONS PURCHASED - 11.6%
850	S&P 500 Index	2,640.00	January-18	224,400,000	1,343,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,112,705)

	TOTAL OPTIONS PURCHASED (Cost - $1,460,550)				1,673,000

Shares
	SHORT-TERM INVESTMENTS - 87.4%
	MONEY MARKET FUND - 87.4%
10,105,634	Milestone Treasury Obligations Fund, Institutional Class, 1.12% +				10,105,634
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,105,634)

	TOTAL INVESTMENTS - 101.9% (Cost - $11,566,184) (a)				$11,778,634
	OPTIONS WRITTEN (Premiums Received - $900,587) - (9.3) % (a)				(1,073,750)
	OTHER ASSETS LESS LIABILITIES 7.4%				858,609
	NET ASSETS - 100.0%				$11,563,493

Contracts ^
	OPTIONS WRITTEN * - (9.3) %
	CALL OPTIONS WRITTEN - (5.7) %
(3,000)	iPath S&P 500 VIX Short-Term Futures ETN	26.00	January-18	(7,800,000)	(661,500)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $547,043)

	PUT OPTIONS WRITTEN - (3.6) %
(850)	S&P 500 Index	2,510.00	January-18	(213,350,000)	(412,250)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $353,544)

	TOTAL OPTIONS WRITTEN (Premiums Received - $900,587)				$(1,073,750)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is $10,502,957 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:				$392,934
	Unrealized depreciation:				(191,007)
		Net unrealized appreciation:			$201,927

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 2.5%
	DEBT FUNDS - 2.5%
127,720	SPDR Bloomberg Barclays High Yield Bond ETF (a)			$4,689,878
715,107	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)			19,708,349
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,696,400)			24,398,227

	MUTUAL FUNDS - 3.5%
	DEBT FUND - 3.5%
3,273,097	Navigator Duration Neutral Bond Fund - Class I #			33,549,242
	TOTAL MUTUAL FUNDS (Cost - $33,483,737)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 66.7%
	AGRICULTURE - 0.9%
5,800,000	BAT International Finance PLC, 3 mo. LIBOR + 0.510% - 144A **	2.098	6/15/2018	5,804,864
3,000,000	Reynolds American, Inc.	2.300	6/12/2018	3,003,847
				8,808,711
	AUTO MANUFACTURERS - 5.9%
4,000,000	American Honda Finance Corp., 3 mo. LIBOR + 0.150% **	1.762	11/13/2019	4,000,184
4,500,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.420% - 144A **	1.907	3/2/2018	4,500,740
24,187,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 0.940% **	2.290	1/9/2018	24,189,179
11,962,000	General Motors Financial Co., Inc.	3.250	5/15/2018	12,008,047
2,634,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 1.360% **	2.664	4/10/2018	2,639,352
9,065,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.460% **	1.819	7/13/2018	9,081,437
				56,418,939
	BANKS - 37.2%
25,000,000	American Express Centurion Bank, 3 mo. LIBOR + 0.300% **	1.629	6/15/2018	25,020,508
10,000,000	ANZ New Zealand Int'l Ltd. - 144 A	1.750	3/29/2018	10,000,292
1,536,000	BB&T Corp., 3 mo. LIBOR + 0.660% **	1.975	2/1/2019	1,544,242
5,000,000	BNP Paribas SA, 3 mo. LIBOR + 0.830% **	2.418	3/15/2018	5,004,206
5,000,000	BNP Paribas SA	2.700	8/20/2018	5,022,620
5,000,000	Bank of America Corp.	6.875	4/25/2018	5,076,625
7,500,000	Bank of America NA	1.750	6/5/2018	7,497,274
24,313,000	Bank of America Corp., 3 mo. LIBOR + 1.070% **	2.404	3/22/2018	24,359,610
5,000,000	Capital One NA	1.500	3/22/2018	4,994,010
11,715,000	Capital One NA, 3 mo. LIBOR + 0.660% **	2.071	2/5/2018	11,715,023
1,290,000	Citigroup, Inc., 3 mo. LIBOR + 1.700% **	3.116	5/15/2018	1,297,086
14,000,000	Citigroup, Inc.	1.700	4/27/2018	13,987,168
23,121,000	Citigroup, Inc., 3 mo. LIBOR + 0.690% **	2.064	4/27/2018	23,152,754
7,140,000	Citigroup, Inc., 3 mo. LIBOR + 0.860% **	2.375	12/7/2018	7,171,935
5,245,000	Discover Bank	2.000	2/21/2018	5,245,540
9,400,000	Fifth Third Bank	1.450	2/28/2018	9,394,934
5,000,000	Fifth Third Bank	2.150	8/20/2018	5,006,260
10,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.100% **	2.414	11/15/2018	10,063,181
10,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.200% **	2.578	4/30/2018	10,030,281
4,830,000	ING Bank NV - 144A	1.800	3/16/2018	4,829,759
30,000,000	JPMorgan Chase & Co.	1.700	3/1/2018	29,997,836
15,000,000	Morgan Stanley	2.125	4/25/2018	15,008,957
7,320,000	Morgan Stanley, 3 mo. LIBOR + 1.280% **	2.647	4/25/2018	7,344,250
11,212,000	Morgan Stanley, 3 mo. LIBOR + 0.850% **	2.215	1/24/2019	11,272,195
3,500,000	Royal Bank of Canada, 3 mo. LIBOR + 0.300% **	1.663	7/23/2018	3,504,728
1,500,000	Royal Bank of Canada, 3 mo. LIBOR + 0.530% **	1.943	3/15/2019	1,505,556
15,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.450% **	1.800	1/10/2019	15,049,397
14,195,000	Svenska Handelsbanken AB	1.625	3/21/2018	14,191,511
12,500,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.340% **	1.800	3/13/2018	12,507,800
3,005,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	1.863	3/13/2018	3,006,202
3,500,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.150% **	1.515	10/24/2019	3,501,500
7,850,000	UBS AG, 3 mo. LIBOR + 0.700% **	2.034	3/26/2018	7,861,476
4,115,000	U.S. Bank NA, 3 mo. LIBOR + 0.580% **	1.958	1/29/2018	4,115,000
14,180,000	Wells Fargo & Co., 3 mo. LIBOR + 0.630% **	1.992	4/23/2018	14,200,039
24,680,000	Wells Fargo & Co., 3 mo. LIBOR + 0.400% **	2.013	9/14/2018	24,719,389
				358,199,144
	BEVERAGES - 1.0%
10,000,000	PepsiCo, Inc., 3 mo. LIBOR + 0.000% **	1.350	10/15/2018	9,992,746

	BUILDING MATERIALS - 0.3%
3,000,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **	2.125	12/20/2019	3,005,750

	COMPUTERS - 1.4%
11,410,000	Apple, Inc., 3 mo. LIBOR + 0.250% **	1.635	5/3/2018	11,417,417
2,000,000	NetApp, Inc.	2.000	9/27/2019	1,985,345
				13,402,762
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
2,000,000	AIG Global Funding - 144A	1.950	10/18/2019	1,983,230
18,274,000	American Express Co.	1.550	5/22/2018	18,254,367
				20,237,597
	ELECTRIC - 0.5%
5,000,000	Pacific Gas & Electric Co., 3 mo. LIBOR + 0.230% - 144A **	1.700	11/28/2018	4,997,667

	GAS - 0.5%
5,000,000	Sempra Energy	6.150	6/15/2018	5,093,433

	HEALTHCARE SERVICES - 0.3%
2,575,000	Sutter Health	1.674	8/15/2053	2,569,627

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 66.7% (Continued)
	INSURANCE - 3.2%
2,694,000	Berkshire Hathaway, Inc., 3 mo. LIBOR + 0.150% **		1.464	8/6/2018	$2,695,344
10,965,000	CNA Financial Corp.		6.950	1/15/2018	10,982,223
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **		1.833	9/19/2019	7,003,848
10,000,000	Principal Life Global Funding II, 3 mo. LIBOR + 0.300% - 144A **		1.741	5/21/2018	10,005,173
					30,686,588
	INTERNET - 1.0%
10,055,000	eBay, Inc.		2.500	3/9/2018	10,064,825

	MACHINERY - CONSTRUCTION & MINING - 1.6%
15,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.180% **		1.688	12/6/2018	15,005,290

	MACHINERY - DIVERSIFIED - 0.3%
3,000,000	John Deere Capital Corp., 3 mo. LIBOR + 0.120% **		1.463	7/5/2019	2,999,246

	MEDIA - 1.9%
7,500,000	Historic TW, Inc.		6.875	6/15/2018	7,658,526
11,086,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.685% - 144A **		2.044	4/15/2018	11,104,524
					18,763,050
	MISCELLANEOUS MANUFACTURING - 1.0%
9,250,000	Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.280% - 144A **		1.742	5/25/2018	9,256,294

	MULTI-NATIONAL - 3.1%
30,000,000	International Bank for Reconstruction and Development, 1 mo. LIBOR + 0.050% **		1.482	1/11/2019	30,014,700

	OIL & GAS - 1.9%
2,869,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.630% **		1.964	9/26/2018	2,880,010
10,000,000	Chevron Corp., 3 mo. LIBOR + 0.510% **		1.929	11/16/2018	10,038,180
5,000,000	Exxon Mobil Corp., 3 mo. LIBOR + 0.600% **		2.087	2/28/2018	5,003,131
					17,921,321
	PHARMACEUTICALS - 1.0%
10,000,000.00	AstraZeneca PLC, 3 mo. LIBOR + 0.530% **		1.949	11/16/2018	10,032,211

	RETAIL - 0.5%
5,000,000	Wal-Mart Stores, Inc., 3 mo. LIBOR - 0.300% **		1.309	10/9/2019	4,999,329

	TELECOMMUNICATIONS - 1.1%
4,000,000	Cisco Systems, Inc., 3 mo. LIBOR + 0.600% **		1.917	2/21/2018	4,002,398
6,531,000	Deustche Telekom International Finance BV		6.750	8/20/2018	6,722,793
					10,725,191

	TOTAL CORPORATE BONDS (Cost - $643,417,407)				643,194,421

	MUNICIPAL BONDS & NOTES - 6.9%
	CALIFORNIA - 0.9%
9,230,000	State of California, 1 mo. LIBOR + 0.900% **		2.610	5/1/2018	9,231,338

	ILLIONOIS - 2.0%
17,000,000	State of Illinois		5.000	6/1/2018	17,179,180
2,000,000	State of Illinois		4.000	7/1/2018	2,015,540
					19,194,720
	KENTUCKY - 0.3%
2,592,400	Kentucky Asset Liability Commission		3.165	4/1/2018	2,601,759

	NEW JERSEY - 0.3%
2,500,000	New Jersey Transportation Trust Fund Authority		5.000	6/15/2024	2,538,612

	PENNSYLVANIA - 3.0%
2,500,000	Pennsylvania Turnpike Commission		5.000	12/1/2041	2,879,225
5,885,000	Philadelphia Authority for Industrial Development		0.000	4/15/2018	5,830,623
20,000,000	Tender Option Bond Trust Receipts - 144A		0.000	7/1/2047	20,000,000
					28,709,848
	TEXAS - 0.4%
2,000,000	Texas Water Development Board		4.000	10/15/2032	2,227,630
2,000,000	Texas Water Development Board		4.000	10/15/2033	2,220,350
					4,447,980

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $66,538,939)				66,724,257

	CERTIFICATES OF DEPOSITS - 2.1%
	BANKS - 2.1%
10,000,000	Royal Bank of Canada, New York		1.752	7/24/2018	10,000,000
5,000,000	Royal Bank of Canada, New York		1.997	1/12/2018	5,001,100
5,000,000	Svenska Handelsbanken, New York		1.587	2/1/2019	4,999,720
	TOTAL CERTIFICATES OF DEPOSITS (Cost - 20,000,000)				20,000,820

Contracts ^	OPTIONS PURCHASED * - 0.0%	Strike Price	Expiration	Notional Amount
	PUT OPTIONS PURCHASED - 0.0%
750	5-Year U.S. Treasury Note Futures	$113.00	March-18	$84,750,000	5,860
	TOTAL OPTIONS PURCHASED (Cost - $11,722)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares			Value

	SHORT-TERM INVESTMENTS - 14.0%
	MONEY MARKET FUND - 14.0%
134,745,929	Dreyfus Government Cash Management - Institutional Shares, 1.43% +		$134,732,454
385,955	General Government Securities Money Market Fund, Class B, 0.29% +		385,956
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $135,126,389)		135,118,410

	COLLATERAL FOR SECURITIES LOANED - 0.3%
2,925,580	Dreyfus Government Cash Management - Institutional Shares, 1.43% + (b)		2,925,580
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,925,580)

	TOTAL INVESTMENTS - 96.0% (Cost - $926,200,174) (c)		$925,916,817
	OTHER ASSETS LESS LIABILITIES - 4.0%		38,209,178
	NET ASSETS - 100.0%		$964,125,995

ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
* Non-income producing.
** Variable rate security. Interest rate is as of December 31, 2017.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $89,486,391 or 9.3% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $5,931,319 at September 30, 2017. Non-cash collateral amounted to $3,132,061.
(b) Security purchased with cash proceeds of securities lending collateral.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $939,174,437 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$366,070
		Unrealized depreciation:	(13,623,690)
		Net unrealized depreciation:	$(13,257,620)

FUTURE CONTRACTS
Number of Contracts		Open Long Future Contracts	Expiration	Notional Value at December 31, 2017			Unrealized Depreciation
711		U.S. 5-Year Treasury Notes	March-18	$82,592,604			$(372,054)
		TOTAL FUTURES CONTRACTS					$(372,054)

TOTAL RETURN SWAPS
Notional Amount at December 31, 2017	Number of Shares	Reference Entity	Interest Rate Payable (1)		Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
$115,000,000	428,848	iBoxx High Yield Index	3 Mth USD LIBOR		3/20/2018	JPM	$376,556
40,000,000	149,142	iBoxx High Yield Index	3 Mth USD LIBOR		3/20/2018	MS	124,988
98,821,560	1,135,321	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 100bp		1/25/2018	GS	777,464
50,005,738	572,410	iShares iBoxx $ High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 55bp		1/4/2019	JPM	(67,893)
29,645,550	795,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 55bp		6/25/2018	JPM	(454,391)
67,694,360	1,854,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 40bp		1/25/2018	GS	368,348
23,050,000	625,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 35bp		7/23/2018	JPM	(110,135)
							$1,014,937	(1)
GS - Goldman Sachs International
JPM - JPMorgan
MS - Morgan Stanley Capital Services LLC
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at December 31, 2017	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 27 V1	GS	12/20/2021	5.00%	$27,342,000	$2,355,696	$1,682,912	$672,784
CDX North American High Yield Series 28 V1	GS	6/20/2022	5.00%	290,169,000	26,003,979	17,442,490	8,561,489
							$9,234,273
GS - Goldman Sachs

(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period end will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(4) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at December 31, 2017 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,799,311	$ -	$ -	$38,799,311
Mutual Funds	1,101,379	-	-	1,101,379
Short-Term Investments	3,691,699	-	-	3,691,699
Collateral For Securities Loaned	15,090,625	-	-	15,090,625
Total	$58,683,014	$ -	$ -	$58,683,014

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$ -	$52,979,914	$ -	$52,979,914
Options Purchased	14,688	-	-	14,688
Short Term Investments	1,523,890	-	-	1,523,890
Futures Contracts*	30,062	-	-	30,062
Total	$1,568,640	$52,979,914	$ -	$54,548,554

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$8,773	$ -	$ -	$8,773
Total	$8,773	$ -	$ -	$8,773

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$ -	$330,000	$ -	$330,000
Put Options Purchased	-	1,343,000	-	1,343,000
Short-Term Investments	10,105,634	-	-	10,105,634
Total	$10,105,634	$1,673,000	$ -	$11,778,634

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	-	661,500	-	661,500
Put Options Written	-	412,250		412,250
Total	$ -	$1,073,750	$ -	$1,073,750

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,398,227	$ -	$ -	$24,398,227
Mutual Funds	33,549,242	-	-	33,549,242
Corporate Bonds	-	643,194,421	-	643,194,421
Municipal Bonds & Notes	-	66,724,257	-	66,724,257
Certificates of Deposits	20,000,820	-	-	20,000,820
Options Purchased	5,860	-	-	5,860
Short-Term Investments	135,118,410	-	-	135,118,410
Collateral For Securities Loaned	2,925,580	-	-	2,925,580
Open Swap Contracts ^	-	10,881,629		10,881,629
Total	$215,998,139	$720,800,307	$ -	$936,798,446

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$372,054	$ -	$ -	$372,054
Open Swap Contracts ^	-	632,419	-	632,419
Total	$372,054	$632,419	$ -	$1,004,473

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The Funds did not hold any Level 3 securities during the period.
There were no transfers among Level 1, Level 2 or Level 3 during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at December 31, 2017.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund currently invests a portion of their assets in Dreyfus Government Cash Management ("Dreyfus”). The Fund may redeem its investment from Dreyfus at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Dreyfus. The financial statements of the Dreyfus, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2017, the percentage of the Navigator Equity Hedged Fund’s net assets invested in Dreyfus was 34.3%.

The Navigator Sentry Fund currently invest a portion of their assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2017, the percentage of the Navigator Sentry Fund’s net assets invested in Milestone respectively was 87.4%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/27/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/27/18